Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 305,065	kr 294,327
Book value of financial liabilities	293,073	279,781
Fair value of financial assets	312,379	298,836
Fair value of financial liabilities	295,283	280,800
Surplus value (+) /Deficit value (-), financial assets	7,314	4,509
Surplus value (+) /Deficit value (-) financial liabilities	2,210	1,019
Borrowing from credit institutions
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Book value of financial liabilities	3,678	2,247
Fair value of financial liabilities	3,678	2,247
Debt securities issued
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Book value of financial liabilities	269,339	255,600
Fair value of financial liabilities	271,549	256,619
Surplus value (+) /Deficit value (-) financial liabilities	2,210	1,019
Derivatives
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Book value of financial liabilities	20,056	21,934
Fair value of financial liabilities	20,056	21,934
Cash and cash equivalents
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Book value of financial assets	1,362	2,416
Fair value of financial assets	1,362	2,416
Treasuries/government bonds
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Book value of financial assets	8,344	11,117
Fair value of financial assets	8,344	11,117
Other interest-bearing securities except loans
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Book value of financial assets	53,906	48,665
Fair value of financial assets	53,906	48,665
Loans in the form of interest-bearing securities
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Book value of financial assets	43,627	36,781
Fair value of financial assets	45,054	37,666
Surplus value (+) /Deficit value (-), financial assets	1,427	885
Loans to credit institutions
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Book value of financial assets	27,010	27,725
Fair value of financial assets	27,133	27,709
Surplus value (+) /Deficit value (-), financial assets	123	(16)
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	163,848	161,094
Fair value of financial assets	169,612	164,734
Surplus value (+) /Deficit value (-), financial assets	5,764	3,640
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	6,968	6,529
Fair value of financial assets	kr 6,968	kr 6,529